Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other payables	$ 15,072	$ 0
Derivatives	0	20
Total non-current other payables	15,072	20
Trade payables	87,212	79,942
Accrued expenses	58,377	36,330
Accrued payroll	5,154	6,816
Dividends payable	108	14,616
Contract liabilities	77,523	78,734
Other payables	6,765	6,054
Total current trade and other payables	$ 235,139	$ 222,492